Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2023
Property, plant and equipment
Schedule of changes in property, plant and equipment

		Furniture &	Chemical
Year ended December 31, 2022	Equipment	fixtures	library	Total
Opening net book amount	72,111	—	—	72,111
Additions	581	—	—	581
Depreciation charge	(31,571)	—	—	(31,571)
Closing net book amount	41,121	—	—	41,121

		Furniture &	Chemical
As of December 31, 2022	Equipment	fixtures	library	Total
Cost	1,714,409	7,564	1,207,165	2,929,138
Accumulated depreciation	(1,673,288)	(7,564)	(1,207,165)	(2,888,017)
Net book value	41,121	—	—	41,121

		Furniture &	Chemical
Period ended June 30, 2023	Equipment	fixtures	library	Total
Opening net book amount	41,121	—	—	41,121
Additions	4,959	—	—	4,959
Depreciation charge	(12,926)	—	—	(12,926)
Closing net book amount	33,154	—	—	33,154

		Furniture &	Chemical
As of June 30, 2023	Equipment	fixtures	library	Total
Cost	1,719,368	7,564	1,207,165	2,934,097
Accumulated depreciation	(1,686,214)	(7,564)	(1,207,165)	(2,900,943)
Net book value	33,154	—	—	33,154